Derivative instruments and hedging activities - Offsetting of derivative instruments and related collateral amounts (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Derivative [Line Items]
Derivative assets, Fair value	¥ 26,069	[1]	¥ 27,575	[1]
Derivative liabilities, Fair value	26,068	[1],[2]	27,458	[1],[2]
Financial instruments and non-cash collateral [Member]
Derivative [Line Items]
Derivative assets, Fair value	(168)	[3]	(177)	[3]
Derivative liabilities, Fair value	(44)	[2],[3]	(138)	[2],[3]
Cash collateral [Member]
Derivative [Line Items]
Derivative assets, Fair value	0	[3],[4]
Derivative liabilities, Fair value	0	[2],[3],[4]	(2)	[2],[3],[4]
Net amount [Member]
Derivative [Line Items]
Derivative assets, Fair value	2,137		1,714
Derivative liabilities, Fair value	1,994	[2]	1,682	[2]
Total net amounts reported on the face of the consolidated balance sheets
Derivative [Line Items]
Derivative assets, Fair value	2,305	[5]	1,891	[5]
Derivative liabilities, Fair value	2,038	[2],[5]	1,822	[2],[5]
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative [Line Items]
Derivative assets, Fair value	1,162		1,112
Derivative liabilities, Fair value	1,418	[2]	1,174	[2]
Equity contracts [Member] | OTC centrally-cleared [Member]
Derivative [Line Items]
Derivative assets, Fair value
Derivative liabilities, Fair value
Equity contracts [Member] | Exchange-traded [Member]
Derivative [Line Items]
Derivative assets, Fair value	760		745
Derivative liabilities, Fair value	836	[2]	843	[2]
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative [Line Items]
Derivative assets, Fair value	10,485		12,887
Derivative liabilities, Fair value	10,281	[2]	12,609	[2]
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative [Line Items]
Derivative assets, Fair value	9,025		8,873
Derivative liabilities, Fair value	8,961	[2]	8,839	[2]
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative [Line Items]
Derivative assets, Fair value	11		13
Derivative liabilities, Fair value	9	[2]	4	[2]
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative [Line Items]
Derivative assets, Fair value	1,180		1,744
Derivative liabilities, Fair value	1,491	[2]	1,880	[2]
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative [Line Items]
Derivative assets, Fair value	130		95
Derivative liabilities, Fair value	128	[2]	99	[2]
Credit contracts [Member] | Exchange-traded [Member]
Derivative [Line Items]
Derivative assets, Fair value	4		0
Derivative liabilities, Fair value	4	[2]	0	[2]
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative [Line Items]
Derivative assets, Fair value	3,296		2,097
Derivative liabilities, Fair value	2,923	[2]	2,002	[2]
Foreign exchange contracts [Member] | OTC centrally-cleared [Member]
Derivative [Line Items]
Derivative assets, Fair value	12		8
Derivative liabilities, Fair value	13	[2]	6	[2]
Foreign exchange contracts [Member] | Exchange-traded [Member]
Derivative [Line Items]
Derivative assets, Fair value	4
Derivative liabilities, Fair value	4	[2]	0	[2]
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative [Line Items]
Derivative assets, Fair value	0		0
Derivative liabilities, Fair value	0	[2]	1	[2]
Commodity contracts [Member] | OTC centrally-cleared [Member]
Derivative [Line Items]
Derivative assets, Fair value
Derivative liabilities, Fair value
Commodity contracts [Member] | Exchange-traded [Member]
Derivative [Line Items]
Derivative assets, Fair value	0		1
Derivative liabilities, Fair value	0	[2]	1	[2]
Less: Amounts offset in the consolidated balance sheets [Member]
Derivative [Line Items]
Derivative assets, Fair value	(23,764)	[6]	(25,684)	[6]
Derivative liabilities, Fair value	¥ (24,030)	[2],[6]	¥ (25,636)	[2],[6]

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2013, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \ 660 billion and \855 billion, respectively. As of March 31, 2014, the gross balance of such derivative assets and derivative liabilities was \744 billion and \808 billion, respectively.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.
[4]	As of March 31, 2013, a total of \220 billion of cash collateral receivables and \497 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2014, a total of \203 billion of cash collateral receivables and \643 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[5]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[6]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2013, Nomura offset a total of \985 billion of cash collateral receivables against net derivative liabilities and \1,033 billion of cash collateral payables against net derivative assets. As of March 31, 2014, Nomura offset a total of \1,283 billion of cash collateral receivables against net derivative liabilities and \1,017 billion of cash collateral payables against net derivative assets.